Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail)	Dec. 31, 2021 USD ($)
5.4200%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Notional amount	$ 269,600,000
5.4200% | Maximum
Derivative [Line Items]
Notional amount	$ 269,600,000
1.6490%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.649%
Notional amount	$ 160,000,000.0
1.6490% | Maximum
Derivative [Line Items]
Notional amount	$ 160,000,000.0
0.7270%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.727%
Notional amount	$ 125,000,000.0
0.7270% | Maximum
Derivative [Line Items]
Notional amount	$ 125,000,000.0
1.6850%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.685%
Notional amount	$ 110,000,000.0
1.6850% | Maximum
Derivative [Line Items]
Notional amount	$ 110,000,000.0
0.6300%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.63%
Notional amount	$ 92,000,000.0
0.6300% | Maximum
Derivative [Line Items]
Notional amount	$ 92,000,000.0
0.6600%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.66%
Notional amount	$ 92,000,000.0
0.6600% | Maximum
Derivative [Line Items]
Notional amount	$ 92,000,000.0
1.4900%
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.49%
Notional amount	$ 26,900,000
1.4900% | Maximum
Derivative [Line Items]
Notional amount	$ 26,900,000